UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 58.4%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$287,519
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	325,146

Total Albania			$612,665

Argentina — 1.2%
Argentina POM Politica Monetaria, 27.778%, (ARPP7DRR), 6/21/20(1)	ARS	94,320	$5,243,971
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	4,348,801

Total Argentina			$9,592,772

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	4,628	$3,488,355

Total Barbados			$3,488,355

Bosnia and Herzegovina — 0.5%
Republic of Srpska, 1.50%, 6/30/23	BAM	195	$116,016
Republic of Srpska, 1.50%, 10/30/23	BAM	531	315,104
Republic of Srpska, 1.50%, 12/15/23	BAM	29	17,039
Republic of Srpska, 1.50%, 5/31/25	BAM	4,450	2,598,634
Republic of Srpska, 1.50%, 6/9/25	BAM	427	249,373
Republic of Srpska, 1.50%, 12/24/25	BAM	465	268,619
Republic of Srpska, 1.50%, 9/25/26	BAM	325	186,852
Republic of Srpska, 1.50%, 9/26/27	BAM	109	62,029

Total Bosnia and Herzegovina			$3,813,666

Brazil — 1.1%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,666,162
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	7,154,803

Total Brazil			$8,820,965

Colombia — 0.5%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,369,273
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,503,555

Total Colombia			$3,872,828

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	63,718	$103,657

Total Costa Rica			$103,657

Dominican Republic — 6.1%
Dominican Republic, 10.375%, 3/4/22(2)	DOP	1,152,300	$25,533,786
Dominican Republic, 10.40%, 5/10/19(2)	DOP	279,000	5,968,397
Dominican Republic, 14.00%, 6/8/18(2)	DOP	13,400	281,487
Dominican Republic, 15.00%, 4/5/19(2)	DOP	409,000	9,188,447
Dominican Republic, 15.95%, 6/4/21(2)	DOP	322,600	8,174,188
Dominican Republic, 16.00%, 7/10/20(2)	DOP	9,900	240,890
Dominican Republic, 16.95%, 2/4/22(2)	DOP	3,600	96,453

Total Dominican Republic			$49,483,648

Security	Principal Amount (000’s omitted)		Value
El Salvador — 0.8%
Republic of El Salvador, 7.375%, 12/1/19(2)	USD	4,680	$4,931,550
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	985	1,162,300

Total El Salvador			$6,093,850

Fiji — 0.3%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	2,581	$2,573,216

Total Fiji			$2,573,216

Georgia — 1.5%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$83,811
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,258	906,820
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	54,941
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,307,129
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	6,207,603
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,443,623
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,500,422

Total Georgia			$12,504,349

India — 2.1%
India Government Bond, 6.79%, 5/15/27	INR	257,000	$3,827,701
India Government Bond, 7.88%, 3/19/30	INR	640,580	10,139,401
India Government Bond, 7.95%, 8/28/32	INR	191,000	3,039,144

Total India			$17,006,246

Indonesia — 8.9%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,456,070
Indonesia Government Bond, 7.50%, 8/15/32	IDR	50,372,000	4,013,401
Indonesia Government Bond, 7.50%, 5/15/38	IDR	108,500,000	8,509,168
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	383,641
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	979,619
Indonesia Government Bond, 8.25%, 5/15/36	IDR	325,571,000	27,417,657
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,668,592
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,208,431
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,906,980
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,754,056
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,627,074
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	532,871
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,980,121
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	800,777
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,118,213

Total Indonesia			$71,356,671

Macedonia — 0.3%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	1,871	$2,523,421

Total Macedonia			$2,523,421

Mexico — 1.0%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,978,350
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,230,753
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,082,198
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,449,266

Total Mexico			$7,740,567

Security	Principal Amount (000’s omitted)		Value
Peru — 3.8%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,439	$15,980,054
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,979,237
Peru Government Bond, 6.15%, 8/12/32(2)(5)	PEN	6,029	2,089,232
Peru Government Bond, 6.35%, 8/12/28	PEN	1,462	517,304
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	2,098,382

Total Peru			$30,664,209

Russia — 7.6%
Russia Government Bond, 7.05%, 1/19/28	RUB	381,800	$6,765,455
Russia Government Bond, 7.70%, 3/23/33	RUB	957,815	17,521,544
Russia Government Bond, 7.75%, 9/16/26	RUB	550,632	10,233,295
Russia Government Bond, 8.15%, 2/3/27	RUB	1,210,000	23,107,896
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,386,516

Total Russia			$61,014,706

Serbia — 7.5%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	$31,915,907
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,079,692
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,936,063
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	19,151,473
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	2,077,630

Total Serbia			$60,160,765

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	1,572	$1,656,324

Total Seychelles			$1,656,324

South Africa — 2.0%
Republic of South Africa, 8.50%, 1/31/37	ZAR	110,000	$8,496,761
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	7,603,419

Total South Africa			$16,100,180

Sri Lanka — 5.5%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,489,806
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	351,218
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,849,134
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,514,381
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	179,105
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	432,000	2,870,845
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	845,000	5,694,260
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	567,340	3,869,065
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	263,636
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	3,104,902
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	384,273
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	313,740
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	993,653
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,835,406
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	150,908
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	850,240	6,122,347

Total Sri Lanka			$43,986,679

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(2)	USD	2,622	$2,779,320

Total Suriname			$2,779,320

Security	Principal Amount (000’s omitted)		Value
Tanzania — 0.7%
United Republic of Tanzania, 7.452%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	5,022	$5,285,889

Total Tanzania			$5,285,889

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(2)(4)	THB	503,171	$15,735,623

Total Thailand			$15,735,623

Turkey — 3.3%
Turkey Government Bond, 10.70%, 8/17/22	TRY	89,000	$22,803,200
Turkey Government Bond, 11.00%, 2/24/27	TRY	16,200	4,167,944

Total Turkey			$26,971,144

Uruguay — 0.8%
Republic of Uruguay, 8.50%, 3/15/28(2)	UYU	176,730	$6,099,770

Total Uruguay			$6,099,770

Total Foreign Government Bonds (identified cost $456,597,024)			$470,041,485

Foreign Corporate Bonds — 1.5%
Security	Principal Amount (000’s omitted)		Value
Argentina — 0.9%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	100,923	$5,068,149
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	2,550	2,272,993

Total Argentina			$7,341,142

Colombia — 0.0%(3)
Emgesa SA ESP, 8.75%, 1/25/21(2)	COP	697,000	$256,287

Total Colombia			$256,287

Georgia — 0.3%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,292,840
Bank of Georgia JSC, 11.00%, 6/1/20(2)	GEL	1,625	657,721

Total Georgia			$1,950,561

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	21,720,000	$1,647,504

Total Indonesia			$1,647,504

Mexico — 0.1%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$313,673
Petroleos Mexicanos, 7.19%, 9/12/24(5)	MXN	10,630	512,711
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	304,352

Total Mexico			$1,130,736

Total Foreign Corporate Bonds (identified cost $14,731,523)			$12,326,230

Sovereign Loans — 0.8%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.5%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(1)(6)		$3,760	$3,738,109

Total Barbados			$3,738,109

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(6)		$2,133	$2,098,136

Total Ethiopia			$2,098,136

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)		$730	$730,000

Total Kenya			$730,000

Total Sovereign Loans (identified cost $6,470,857)			$6,566,245

Short-Term Investments — 35.8%

Foreign Government Securities — 26.6%

Security	Principal Amount (000’s omitted)		Value
Argentina — 3.0%
Banco Central Del Argentina, 0.00%, 2/21/18	ARS	259,200	$13,008,975
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	43,407	2,137,471
Banco Central Del Argentina, 0.00%, 4/18/18	ARS	189,880	9,163,995

Total Argentina			$24,310,441

Czech Republic — 1.7%
Czech Republic Ministry of Finance Bill, 0.00%, 4/20/18	CZK	277,000	$13,604,885

Total Czech Republic			$13,604,885

Egypt — 7.5%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	7,700	$436,443
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	9,000	506,370
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	6,375	359,133
Egypt Treasury Bill, 0.00%, 3/6/18	EGP	13,375	748,245
Egypt Treasury Bill, 0.00%, 3/13/18	EGP	29,825	1,662,808
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	127,225	7,022,121
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	105,350	5,810,643
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	116,975	6,431,015
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	101,275	5,509,652
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	52,800	2,863,084
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	43,075	2,345,424
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	174,975	9,426,852
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	61,375	3,296,022
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	40,925	2,190,797
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	43,575	2,325,267
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	69,225	3,633,564
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	110,650	5,777,578

Total Egypt			$60,345,018

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.7%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,180	$472,851
Georgia Treasury Bill, 0.00%, 4/5/18	GEL	800	316,601
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	560	220,409
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	1,260	495,213
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	1,581	617,160
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	4,714	1,827,502
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	3,930	1,482,768

Total Georgia			$5,432,504

Kazakhstan — 4.4%
National Bank of Kazakhstan Note, 0.00%, 2/14/18	KZT	1,365,000	$4,209,552
National Bank of Kazakhstan Note, 0.00%, 3/16/18	KZT	1,749,983	5,356,567
National Bank of Kazakhstan Note, 0.00%, 4/6/18	KZT	1,686,715	5,135,991
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	1,467,390	4,409,206
National Bank of Kazakhstan Note, 0.00%, 6/29/18	KZT	2,664,010	7,956,818
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	2,619,588	7,776,938
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	241,000	688,467

Total Kazakhstan			$35,533,539

Nigeria — 5.6%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	251,270	$684,837
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	703,160	1,900,352
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	1,680,380	4,530,221
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	1,256,340	3,378,860
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,528,960	4,088,640
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	5,605,130	14,768,765
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	402,018	1,049,544
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	623,630	1,623,020
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	226,780	588,557
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	285,320	738,420
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	804,037	2,063,557
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	68,260	174,702
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	358,510	908,116
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	341,300	2,354,779
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	295,682	742,771
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	168,961	422,099
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	810,769	2,014,311
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	1,267,209	3,055,402

Total Nigeria			$45,086,953

Uruguay — 3.7%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	142,628	$4,920,842
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	70,516	2,480,861
Uruguay Treasury Bill, 0.00%, 2/14/18	UYU	14,600	514,351
Uruguay Treasury Bill, 0.00%, 3/8/18	UYU	14,891	520,083
Uruguay Treasury Bill, 0.00%, 3/14/18	UYU	40,440	1,411,123
Uruguay Treasury Bill, 0.00%, 3/28/18	UYU	163,084	5,670,575
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	222,529	7,741,585
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	5,840	200,778
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	32,671	1,115,962
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	11,428	387,432

Security	Principal Amount (000’s omitted)		Value
Uruguay Treasury Bill, 0.00%, 8/24/18	UYU	72,000	$2,403,257
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	5,833	194,679
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	70,996	2,334,585

Total Uruguay			$29,896,113

Total Foreign Government Securities (identified cost $213,802,881)			$214,209,453

U.S. Treasury Obligations — 2.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(7)		$11,800	$11,787,300
U.S. Treasury Bill, 0.00%, 5/3/18(7)		7,000	6,974,564

Total U.S. Treasury Obligations (identified cost $18,764,185)			$18,761,864

Other — 6.8%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(8)		54,956,833	$54,962,328

Total Other (identified cost $54,959,167)			$54,962,328

Total Short-Term Investments (identified cost $287,526,233)			$287,933,645

Total Purchased Options — 0.0%(3) (identified cost $423,019)			$196,041

Total Investments — 96.5% (identified cost $765,748,656)			$777,063,646

Total Written Options — (0.0)%(3) (premiums received $171,309)			$(196,041)

Other Assets, Less Liabilities — 3.5%			$28,758,345

Net Assets — 100.0%			$805,625,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $107,711,302 or 13.4% of the Portfolio’s net assets.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $2,601,943 or 0.3% of the Portfolio’s net assets.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $169,668.

Currency Options Purchased — 0.0%(3)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call HUF/Put EUR	Deutsche Bank AG	EUR	17,050,000	HUF	310.20	5/30/18	$196,041

Total							$196,041

Currency Options Written — (0.0)%(3)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call HUF/Put EUR	JPMorgan Chase Bank, N.A.	EUR	17,050,000	HUF	310.20	5/30/18	$(196,041)

Total							$(196,041)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	23,085,974	USD	7,291,612	Citibank, N.A.	2/1/18	$—	$(45,544)
BRL	126,911,925	USD	39,308,655	Credit Agricole Corporate and Investment Bank	2/1/18	525,596	—
BRL	103,825,951	USD	32,793,011	Credit Agricole Corporate and Investment Bank	2/1/18	—	(204,828)
EUR	34,456,818	USD	41,146,782	Goldman Sachs International	2/1/18	1,633,071	—
EUR	24,456,818	USD	30,354,580	Goldman Sachs International	2/1/18	9,775	—
EUR	24,000,000	USD	29,787,600	Goldman Sachs International	2/1/18	9,593	—
EUR	2,256,561	USD	2,793,623	Goldman Sachs International	2/1/18	8,010	—
EUR	4,760,655	USD	5,908,687	Goldman Sachs International	2/1/18	1,903	—
EUR	2,504,094	USD	3,110,586	Goldman Sachs International	2/1/18	—	(1,628)
EUR	14,000,000	USD	17,487,876	Goldman Sachs International	2/1/18	—	(106,180)
USD	6,979,886	BRL	23,085,974	Citibank, N.A.	2/1/18	—	(266,182)
USD	40,084,623	BRL	126,911,925	Credit Agricole Corporate and Investment Bank	2/1/18	250,372	—
USD	32,783,692	BRL	103,825,951	Credit Agricole Corporate and Investment Bank	2/1/18	195,508	—
USD	29,812,800	EUR	24,000,000	Goldman Sachs International	2/1/18	15,607	—
USD	2,800,731	EUR	2,256,561	Goldman Sachs International	2/1/18	—	(902)
USD	3,107,956	EUR	2,504,094	Goldman Sachs International	2/1/18	—	(1,001)
USD	17,376,100	EUR	14,000,000	Goldman Sachs International	2/1/18	—	(5,596)
USD	42,766,080	EUR	34,456,818	Goldman Sachs International	2/1/18	—	(13,772)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	30,277,541	EUR	24,456,818	Goldman Sachs International	2/1/18	$—	$(86,814)
USD	5,629,475	EUR	4,760,655	Goldman Sachs International	2/1/18	—	(281,115)
BRL	22,380,150	USD	6,729,152	Credit Agricole Corporate and Investment Bank	2/2/18	295,377	—
BRL	98,380,150	USD	31,109,332	Credit Agricole Corporate and Investment Bank	2/2/18	—	(230,440)
BRL	76,000,000	USD	24,219,248	JPMorgan Chase Bank, N.A.	2/2/18	—	(364,885)
EUR	1,425,025	HUF	442,000,000	Credit Agricole Corporate and Investment Bank	2/2/18	1,197	—
EUR	129,183	PLN	536,238	Bank of America, N.A.	2/2/18	96	—
EUR	1,072,119	PLN	4,449,293	Goldman Sachs International	2/2/18	1,115	—
HUF	442,000,000	EUR	1,421,953	BNP Paribas	2/2/18	2,617	—
PHP	67,300,000	USD	1,326,108	BNP Paribas	2/2/18	—	(14,218)
PHP	689,500,000	USD	13,179,147	Nomura International PLC	2/2/18	261,399	—
PHP	161,574,000	USD	3,082,738	UBS AG	2/2/18	66,853	—
PHP	55,000,000	USD	1,091,703	UBS AG	2/2/18	—	(19,578)
PLN	173,000	EUR	41,721	Standard Chartered Bank	2/2/18	—	(86)
PLN	4,812,531	EUR	1,160,138	Standard Chartered Bank	2/2/18	—	(1,818)
USD	7,076,951	BRL	22,380,150	Credit Agricole Corporate and Investment Bank	2/2/18	52,422	—
USD	30,898,288	BRL	98,380,150	Credit Agricole Corporate and Investment Bank	2/2/18	19,396	—
USD	24,032,380	BRL	76,000,000	JPMorgan Chase Bank, N.A.	2/2/18	178,018	—
USD	1,208,186	PHP	62,015,000	BNP Paribas	2/2/18	—	(683)
USD	5,415,319	PHP	277,860,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(1,056)
USD	6,982,547	PHP	358,065,000	Nomura International PLC	2/2/18	2,722	—
USD	5,360,724	PHP	275,434,000	UBS AG	2/2/18	—	(8,360)
RON	46,824,499	EUR	10,032,030	Deutsche Bank AG	2/6/18	48,672	—
RUB	773,000,000	USD	13,050,819	Bank of America, N.A.	2/6/18	693,365	—
USD	4,571,405	RUB	258,917,500	Standard Chartered Bank	2/6/18	—	(32,230)
USD	738,202	EUR	625,404	Standard Chartered Bank	2/8/18	—	(38,563)
USD	1,726,706	EUR	1,463,000	Standard Chartered Bank	2/8/18	—	(90,371)
USD	12,802,582	EUR	10,840,092	Standard Chartered Bank	2/8/18	—	(661,041)
RUB	1,075,300,000	USD	17,530,160	Bank of America, N.A.	2/9/18	1,581,655	—
RUB	433,866,000	USD	7,329,684	Deutsche Bank AG	2/9/18	381,621	—
RUB	500,000,000	USD	8,497,621	Nomura International PLC	2/9/18	389,116	—
USD	2,292,713	RUB	140,635,005	Bank of America, N.A.	2/9/18	—	(206,860)
USD	8,524,980	RUB	522,922,300	Bank of America, N.A.	2/9/18	—	(769,165)
USD	4,651,238	RUB	262,060,050	Credit Suisse International	2/9/18	—	(6,479)
USD	6,416,671	RUB	378,936,500	Credit Suisse International	2/9/18	—	(318,347)
USD	10,453,769	RUB	616,511,000	Deutsche Bank AG	2/9/18	—	(503,773)
USD	10,562,755	RUB	622,938,500	Deutsche Bank AG	2/9/18	—	(509,025)
COP	3,031,090,000	USD	998,712	BNP Paribas	2/14/18	68,624	—
COP	3,031,090,000	USD	998,712	Standard Chartered Bank	2/14/18	68,624	—
IDR	123,822,184,652	USD	9,064,582	UBS AG	2/14/18	186,482	—
USD	3,194,366	IDR	43,427,412,000	Citibank, N.A.	2/14/18	—	(50,204)
USD	5,365,127	IDR	72,000,000,000	Nomura International PLC	2/14/18	—	(14,173)
USD	13,710,255	IDR	187,282,084,900	UBS AG	2/14/18	—	(282,056)
COP	15,106,010,000	USD	4,993,557	BNP Paribas	2/15/18	325,403	—
THB	260,000,000	USD	7,869,607	Deutsche Bank AG	2/15/18	434,127	—
COP	17,620,060,000	USD	6,128,717	Bank of America, N.A.	2/16/18	75,104	—
PLN	64,631,555	USD	18,019,446	Standard Chartered Bank	2/26/18	1,303,227	—
PLN	15,000,000	USD	4,182,039	Standard Chartered Bank	2/26/18	302,459	—
ARS	246,500,000	USD	13,478,784	BNP Paribas	2/28/18	—	(1,088,736)
USD	5,605,936	ARS	102,000,000	BNP Paribas	2/28/18	479,019	—
USD	4,552,189	ARS	83,692,000	BNP Paribas	2/28/18	345,504	—
USD	3,307,479	ARS	60,808,000	BNP Paribas	2/28/18	251,033	—
BRL	98,380,150	USD	30,808,784	Credit Agricole Corporate and Investment Bank	3/2/18	—	(24,101)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	103,825,951	USD	32,685,645	Credit Agricole Corporate and Investment Bank	3/2/18	$—	$(196,886)
PEN	12,650,000	USD	3,903,960	State Street Bank and Trust Company	3/5/18	24,187	—
TRY	21,000,000	USD	5,231,426	Goldman Sachs International	3/5/18	305,930	—
TRY	20,747,000	USD	5,174,302	Goldman Sachs International	3/5/18	296,342	—
USD	9,698,130	PEN	31,470,431	HSBC Bank USA, N.A.	3/5/18	—	(74,239)
USD	4,942,300	PEN	16,014,534	State Street Bank and Trust Company	3/5/18	—	(30,620)
COP	7,548,750,000	USD	2,500,000	BNP Paribas	3/7/18	154,698	—
TRY	96,333,317	USD	24,350,620	Standard Chartered Bank	3/7/18	1,035,924	—
USD	24,232,255	TRY	95,865,053	Standard Chartered Bank	3/7/18	—	(1,030,888)
COP	25,017,163,000	USD	8,610,130	Citibank, N.A.	3/12/18	184,511	—
COP	5,094,510,000	USD	1,753,372	Citibank, N.A.	3/12/18	37,574	—
COP	23,570,982,501	USD	8,119,525	Standard Chartered Bank	3/12/18	166,719	—
COP	4,800,010,000	USD	1,653,465	Standard Chartered Bank	3/12/18	33,951	—
UGX	9,757,170,000	USD	2,613,761	Citibank, N.A.	3/12/18	61,817	—
CZK	46,849,000	EUR	1,841,078	Goldman Sachs International	3/13/18	14,506	—
CZK	17,291,500	EUR	677,567	JPMorgan Chase Bank, N.A.	3/14/18	7,785	—
PLN	54,023,293	EUR	12,733,615	HSBC Bank USA, N.A.	3/19/18	299,318	—
COP	16,074,326,000	USD	5,620,394	Citibank, N.A.	3/20/18	27,114	—
COP	14,725,674,000	USD	5,149,827	Standard Chartered Bank	3/20/18	23,848	—
CZK	188,283,500	EUR	7,378,458	JPMorgan Chase Bank, N.A.	3/21/18	83,695	—
MXN	530,235,220	USD	27,402,993	Goldman Sachs International	3/21/18	866,577	—
USD	1,993,955	MXN	38,582,098	Goldman Sachs International	3/21/18	—	(63,056)
INR	620,000,000	USD	9,667,862	UBS AG	3/26/18	12,453	—
THB	175,741,113	USD	5,293,407	Deutsche Bank AG	3/26/18	324,779	—
THB	250,000,000	USD	7,810,059	Deutsche Bank AG	3/26/18	182,074	—
THB	87,000,000	USD	2,639,964	Goldman Sachs International	3/26/18	141,299	—
THB	605,000,000	USD	18,319,455	JPMorgan Chase Bank, N.A.	3/26/18	1,021,509	—
THB	158,061,749	USD	4,765,202	JPMorgan Chase Bank, N.A.	3/26/18	287,801	—
USD	3,845,668	INR	246,565,000	Deutsche Bank AG	3/26/18	—	(4,053)
USD	1,278,823	THB	44,026,676	Deutsche Bank AG	3/26/18	—	(128,645)
USD	1,273,526	THB	44,220,000	Deutsche Bank AG	3/26/18	—	(140,123)
USD	2,536,732	THB	87,494,438	Deutsche Bank AG	3/26/18	—	(260,337)
USD	847,438	THB	29,440,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(93,716)
USD	1,705,199	THB	58,658,840	JPMorgan Chase Bank, N.A.	3/26/18	—	(170,038)
USD	2,030,854	THB	69,962,908	JPMorgan Chase Bank, N.A.	3/26/18	—	(205,758)
COP	67,592,720,000	USD	24,158,808	JPMorgan Chase Bank, N.A.	3/28/18	—	(424,964)
USD	510,975	EUR	428,779	JPMorgan Chase Bank, N.A.	3/29/18	—	(23,333)
USD	4,934,558	EUR	4,010,000	JPMorgan Chase Bank, N.A.	3/29/18	—	(62,377)
PLN	4,449,293	EUR	1,068,642	Goldman Sachs International	4/3/18	—	(1,266)
TRY	17,000,000	USD	4,373,238	JPMorgan Chase Bank, N.A.	4/4/18	70,076	—
TRY	12,500,000	USD	3,228,631	JPMorgan Chase Bank, N.A.	4/4/18	38,511	—
DOP	492,000,000	USD	10,108,897	Citibank, N.A.	4/9/18	—	(118,496)
HUF	2,700,000,000	EUR	8,590,901	Credit Suisse International	4/9/18	131,352	—
HUF	1,250,000,000	EUR	4,048,059	Goldman Sachs International	4/9/18	—	(27,468)
PLN	14,400,000	EUR	3,448,243	Goldman Sachs International	4/9/18	7,370	—
RON	7,200,000	EUR	1,545,758	Societe Generale	4/10/18	—	(5,177)
RUB	142,948,000	USD	2,482,318	Deutsche Bank AG	4/11/18	39,174	—
RUB	375,251,000	USD	6,513,078	Bank of America, N.A.	4/12/18	105,239	—
RUB	107,052,000	USD	1,765,369	Goldman Sachs International	4/12/18	122,711	—
PLN	29,000,000	EUR	6,916,665	Societe Generale	4/16/18	45,941	—
MXN	392,485,020	USD	20,986,035	Citibank, N.A.	4/18/18	—	(158,379)
MXN	490,600,000	USD	25,682,959	Goldman Sachs International	4/18/18	351,277	—
UGX	13,316,530,000	USD	3,506,195	Standard Chartered Bank	4/18/18	120,661	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,764,224	EUR	2,245,785	JPMorgan Chase Bank, N.A.	4/19/18	$—	$(38,277)
USD	5,901,624	EUR	4,983,512	JPMorgan Chase Bank, N.A.	4/19/18	—	(317,269)
CZK	54,680,000	EUR	2,141,375	Goldman Sachs International	4/23/18	24,841	—
TRY	4,711,529	USD	1,214,155	Standard Chartered Bank	4/24/18	10,157	—
USD	4,152,705	EUR	3,505,457	Deutsche Bank AG	4/26/18	—	(223,782)
RSD	27,583,947	EUR	227,122	Citibank, N.A.	4/27/18	4,034	—
PLN	55,945,700	EUR	13,447,506	Credit Agricole Corporate and Investment Bank	4/30/18	—	(54,798)
USD	16,756,730	ZAR	202,018,298	Credit Agricole Corporate and Investment Bank	4/30/18	—	(78,460)
HUF	442,000,000	EUR	1,424,192	Credit Agricole Corporate and Investment Bank	5/2/18	—	(1,198)
PHP	62,015,000	USD	1,201,282	BNP Paribas	5/2/18	326	—
PHP	277,860,000	USD	5,384,362	JPMorgan Chase Bank, N.A.	5/2/18	—	(522)
PHP	358,065,000	USD	6,942,944	Nomura International PLC	5/2/18	—	(5,045)
PHP	275,434,000	USD	5,331,153	UBS AG	5/2/18	5,681	—
PLN	536,238	EUR	128,541	Bank of America, N.A.	5/2/18	—	(102)
CZK	125,521,000	EUR	4,906,998	JPMorgan Chase Bank, N.A.	5/10/18	65,679	—
THB	400,000,000	USD	12,320,012	Deutsche Bank AG	5/10/18	482,241	—
THB	110,000,000	USD	3,325,775	Deutsche Bank AG	5/10/18	194,845	—
USD	32,434,674	EUR	26,882,720	Standard Chartered Bank	5/24/18	—	(1,194,449)
USD	607,389	EUR	491,646	Standard Chartered Bank	6/12/18	—	(8,481)
USD	619,950	EUR	501,878	Standard Chartered Bank	6/12/18	—	(8,737)
USD	324,707	EUR	262,710	Standard Chartered Bank	6/14/18	—	(4,429)
USD	914,383	EUR	739,798	Standard Chartered Bank	6/14/18	—	(12,473)
EUR	24,456,818	USD	30,612,599	Goldman Sachs International	7/12/18	90,078	—
EUR	3,324,655	USD	4,173,274	Goldman Sachs International	7/12/18	443	—
EUR	24,000,000	USD	30,140,160	Goldman Sachs International	7/12/18	—	(10,965)
USD	3,144,741	EUR	2,504,094	Goldman Sachs International	7/12/18	1,144	—
USD	2,824,537	EUR	2,256,561	Goldman Sachs International	7/12/18	—	(8,311)
UAH	237,903,000	USD	8,189,432	Standard Chartered Bank	7/30/18	185,556	—
USD	4,447,190	KZT	1,440,000,000	Standard Chartered Bank	7/30/18	66,356	—
RUB	160,000,000	USD	2,783,577	Societe Generale	7/31/18	3,203	—
MAD	9,720,000	USD	1,012,500	BNP Paribas	1/22/19	—	(1,753)
MAD	9,490,000	USD	995,281	BNP Paribas	1/22/19	—	(8,450)
TRY	3,689,471	USD	885,190	Deutsche Bank AG	1/28/19	—	(1,375)
TRY	3,689,000	USD	884,864	Standard Chartered Bank	1/28/19	—	(1,163)
UAH	124,521,000	USD	4,094,739	Bank of America, N.A.	1/29/19	194,812	—
UAH	117,200,000	USD	4,000,000	JPMorgan Chase Bank, N.A.	1/29/19	37,354	—
UAH	31,315,900	USD	1,068,802	Goldman Sachs International	1/30/19	9,844	—

						$18,467,999	$(11,449,668)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
2/22/18	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$2,209,236	$67,017
2/22/18	COP	22,650,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	7,980,987	7,710
2/22/18	COP	16,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	5,637,783	85,536
2/22/18	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,252,647	47,975
2/22/18	COP	17,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	5,990,144	123,026
2/22/18	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	12,070,071	174,195

						$505,459

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	225	Short	Mar-18	$(25,809,961)	$351,288
U.S. 5-Year Deliverable Interest Rate Swap	119	Short	Mar-18	(11,537,422)	201,995
U.S. 10-Year Deliverable Interest Rate Swap	23	Short	Mar-18	(2,189,313)	68,129

					$621,412

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	124,963	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	$10,408
CME Group, Inc.	BRL	49,313	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—
CME Group, Inc.	BRL	62,150	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	1,813
CME Group, Inc.	BRL	98,026	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—
CME Group, Inc.	BRL	48,747	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	433
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/19	127,653
CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/19	64,541
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	65,944
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	130,977
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.38% (pays upon termination)	1/2/19	200,015
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.39% (pays upon termination)	1/2/19	238,214
CME Group, Inc.	BRL	10,143	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	20,211	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	19,650	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	1,110
CME Group, Inc.	BRL	9,631	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	3,319
CME Group, Inc.	BRL	9,925	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	5,567
CME Group, Inc.	BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	38,178
CME Group, Inc.	BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	183,531

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	$(369,493)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(167,209)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(197,768)
CME Group, Inc.	MXN	1,350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(960,309)
CME Group, Inc.	MXN	1,150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.26% (pays monthly)	11/6/19	(628,905)
CME Group, Inc.	MXN	386,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.89% (pays monthly)	1/8/20	25,648
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(95,432)
CME Group, Inc.	MXN	108,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.78% (pays monthly)	7/11/22	(200,544)
CME Group, Inc.	MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(155,197)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(313,680)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(724,408)
CME Group, Inc.	MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(59,378)
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(287,065)
LCH.Clearnet	EUR	16,650	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	46,902
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	184,465
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	222,377
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	1,130
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	2,579
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	70,065
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	(11,073)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(86,669)
LCH.Clearnet	PLN	75,000	Pays	6-month PLN WIBOR (pays annually)	2.84% (pays annually)	1/10/28	(542,255)
LCH.Clearnet	USD	6,626	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(1)	9/20/19	31,177
LCH.Clearnet	USD	2,208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	57,419
LCH.Clearnet	USD	4,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	207,621
LCH.Clearnet	USD	2,076	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/13/27	112,713
LCH.Clearnet	USD	644	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	26,517

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	$14,542
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	347,010
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	70,865

							$(2,306,652)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,506,833
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(43,937)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	87,060
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	337,848
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	(23,533)
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	(14,290)
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(80,011)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	11.72% (pays annually)	1/4/21	670,270
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	142,313
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(26,722)
Citibank, N.A.	THB	1,110,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	(39,510)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR (pays quarterly)	3.43% (pays quarterly)	4/4/18	(240)
Credit Suisse International	RUB	193,050	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	8.07% (pays annually)	5/10/22	216,011

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	$48,991
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	78,887
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.98% (pays annually)	1/2/23	218,702
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	64,586
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	11,806
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	15,124
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR (pays quarterly)	4.38% (pays quarterly)	11/23/20	40,607
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays semi-annually)	3/21/19	64,289
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR (pays quarterly)	4.04% (pays quarterly)	11/18/21	10,072
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	437,128
Goldman Sachs International	RUB	500,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.73% (pays annually)	12/6/22	98,632
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(27,381)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	128,839
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	10,414
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	5,317
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	18,022
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	(5,998)
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	10/11/18	88,728
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	15.58% (pays annually)	1/2/19	2,412,945

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	$(20,256)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.90% (pays annually)	1/2/23	214,954
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.83% (pays annually)	1/2/23	461,928
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	4,147
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	2,117

							$7,114,692

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual FixedRate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX Emerging Markets Index (CDX.EM.28.V2)	ICE Clear Credit	$97	1.00% (pays quarterly)(1)	12/20/22	$509	(4,021)	$(3,512)
South Africa	ICE Clear Credit	150	1.00% (pays quarterly)(1)	12/20/19	(1,333)	$(1,720)	(3,053)
South Africa	ICE Clear Credit	100	1.00% (pays quarterly)(1)	3/20/20	(840)	(1,329)	(2,169)

Total					$(1,664)	$(7,070)	$(8,734)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual FixedRate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.66%	$(40,783)	$126,070	$85,287
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	0.76	38,336	103,149	141,485
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	0.76	16,179	42,959	59,138

Total		$12,450				$13,732	$272,178	$285,910

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation
South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(2,675)	$(2,618)	$(5,293)
South Africa	Bank of America, N.A.	525	1.00% (pays quarterly)(1)	12/20/20	(3,717)	(6,396)	(10,113)
South Africa	Bank of America, N.A.	775	1.00% (pays quarterly)(1)	12/20/20	(5,487)	(8,608)	(14,095)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(2,675)	(3,027)	(5,702)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(851)	(1,696)
South Africa	Barclays Bank PLC	565	1.00% (pays quarterly)(1)	12/20/20	(4,000)	(6,253)	(10,253)
South Africa	Barclays Bank PLC	750	1.00% (pays quarterly)(1)	12/20/20	(5,310)	(8,797)	(14,107)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(934)	(1,779)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(1,136)	(1,981)
South Africa	Credit Suisse International	775	1.00% (pays quarterly)(1)	12/20/20	(5,487)	(9,153)	(14,640)
South Africa	Credit Suisse International	790	1.00% (pays quarterly)(1)	12/20/20	(5,594)	(9,804)	(15,398)
South Africa	Credit Suisse International	840	1.00% (pays quarterly)(1)	12/20/20	(5,948)	(12,812)	(18,760)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	(3,764)	(7,489)	(11,253)
South Africa	Deutsche Bank AG	610	1.00% (pays quarterly)(1)	12/20/20	(4,319)	(7,035)	(11,354)
South Africa	Goldman Sachs International	815	1.00% (pays quarterly)(1)	12/20/20	(5,771)	(9,589)	(15,360)
South Africa	Goldman Sachs International	820	1.00% (pays quarterly)(1)	12/20/20	(5,806)	(9,804)	(15,610)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(891)	(1,196)	(2,087)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(892)	(1,436)	(2,328)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(917)	(1,762)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(950)	(1,795)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(1,313)	(2,158)

Total					$(67,406)	$(110,118)	$(177,524)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/17/18 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $5,274,012 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/15/21	$6,066
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/17/18 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $7,153,635 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/15/23	(22,418)

						$(16,352)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 105,055,556 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	$(7,424)
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 106,780,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	(3,055)
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(22,665)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(19,589)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(28,577)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$21,328
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 47,360,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	(2,995)
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(3,933,542)
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(1,268,044)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(3,342,201)

				$(8,606,764)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARPP7DRR	-	Argentina Central Bank 7-day Repo Reference Rule

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ALL	-	Albanian Lek
ARS	-	Argentine Peso
BAM	-	Bosnia-Herzegovina Convertible Mark
BRL	-	Brazilian Real
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GEL	-	Georgian Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KZT	-	Kazakhstani Tenge
LKR	-	Sri Lankan Rupee
MAD	-	Moroccan Dirham

MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian Leu
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	New Turkish Lira
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$54,515	$(108,189)
Credit	Credit default swaps (centrally cleared)*	—	(8,734)

Total		$54,515	$(116,923)

Foreign Exchange	Currency options purchased	$196,041	$—
Foreign Exchange	Currency options written	—	(196,041)
Foreign Exchange	Forward foreign currency exchange contracts	18,467,999	(11,449,668)
Foreign Exchange	Total return swaps	6,066	(22,418)

Total		$18,670,106	$(11,668,127)

Interest Rate	Cross-currency swaps	$21,328	$(8,628,092)
Interest Rate	Financial futures contracts*	621,412	—
Interest Rate	Interest rate swaps	7,396,570	(281,878)
Interest Rate	Interest rate swaps (centrally cleared)	2,492,733	(4,799,385)
Interest Rate	Non-deliverable bond forward contracts	505,459	—

Total		$11,037,502	$(13,709,355)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$470,041,485	$—	$470,041,485
Foreign Corporate Bonds	—	12,326,230	—	12,326,230
Sovereign Loans	—	6,566,245	—	6,566,245
Short-Term Investments —
Foreign Government Securities	—	214,209,453	—	214,209,453
U.S. Treasury Obligations	—	18,761,864	—	18,761,864
Other	—	54,962,328	—	54,962,328
Currency Options Purchased	—	196,041	—	196,041
Total Investments	$—	$777,063,646	$—	$777,063,646
Forward Foreign Currency Exchange Contracts	$—	$18,467,999	$—	$18,467,999
Non-deliverable Bond Forward Contracts	—	505,459	—	505,459
Futures Contracts	621,412	—	—	621,412
Swap Contracts	—	9,971,721	—	9,971,721
Total	$621,412	$806,008,825	$—	$806,630,237

Liability Description
Currency Options Written	$—	$(196,041)	$—	$(196,041)
Forward Foreign Currency Exchange Contracts	—	(11,449,668)	—	(11,449,668)
Swap Contracts	—	(13,842,135)	—	(13,842,135)
Total	$—	$(25,487,844)	$—	$(25,487,844)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives — Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018